TRADE ACCOUNTS PAYABLE (Tables)	6 Months Ended
Jun. 30, 2021
TRADE ACCOUNTS PAYABLE
Schedule of trade accounts payable

	June 30,	December 31,
	2021	2020
In local currency
Related party (Note 11.1) (1)	2,957	2,849
Third party	2,056,059	1,865,632
In foreign currency
Third party	516,152	492,617
	2,575,168	2,361,098

1)	The balance refers, substantially, to transactions with Ibema Companhia Brasileira de Papel, entity that is not consolidated by the Company.